Note 5 - Loans Receivable, Net - Loans Originated by State (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Loans receivable		$ 653,791	$ 604,435
Residential Portfolio Segment [Member]
Loans receivable		$ 135,023	$ 120,064
Percent of Total		100.00%	100.00%
Residential Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 114,575	$ 107,607
Percent of Total		84.90%	89.60%
Residential Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 15,910	$ 8,483
Percent of Total		11.80%	7.10%
Residential Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 4,538	$ 3,974
Percent of Total	[1]	3.30%	3.30%

[1]	Amounts under four million dollars in both years are included in "Other states".